Related Parties (Tables)	12 Months Ended
Feb. 28, 2025
Disclosure of related party [Abstract]
Schedule of Transactions with Related Parties	Transactions with related parties
	Year ended February 28/29
Figures in Rand thousands	2025	2024	2023

Sales to related parties	27,296	30,730	20,139
Purchases from related parties	(146,871)	(137,107)	(92,520)
Rent paid to related parties	(8,727)	(8,468)	(6,121)

Schedule of Balances with Related Parties	Balances with related parties
	Year ended February 28/29
Figures in Rand thousands	2025	2024

Amount due from related parties	542	-
Amount due to related parties	(3,686)	(12,230)
Loan due from related parties	28,700	28,200
Loan due to related parties	(138)	(924)

Schedule of Key Management Personnel Compensation

Key management personnel compensation comprised the following:

	Year ended February 28/29
Figures in Rand thousands	2025	2024	2023

Short-term employee benefits	18,285	18,094	16,557
Post-employment benefits	456	430	378
	18,741	18,524	16,935